Income Taxes - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Dec. 30, 2015	Oct. 15, 2015	Feb. 08, 2015	Dec. 31, 2012	Dec. 31, 2011	Feb. 17, 2011	Feb. 08, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009	Sep. 14, 2009	Feb. 17, 2009	May. 31, 2008	Oct. 31, 2007
Income Tax Contingency [Line Items]
Enacted tax rate		25.00%	25.00%	25.00%
Dividend withholding tax rate					5.00%
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries		$ 0	$ 0	$ 0
Reversed deferred tax liabilities			1,378,000
Interest and penalties related to uncertain tax positions		0	0	0
Material unrecognized tax benefit		0	0	0
Additional Tax against two former directors		2,323,000
Additional tax by way of penalty		1,626,000
Accrued legal and counsel costs		1,032,000
Provision for uncertain tax positions		0
Movement of valuation allowance		(3,393,000)	4,165,000	644,000
Net operating losses carryforward indefinitely		$ 29,057,000	23,289,000	23,285,000
Income tax expense				$ (1,378,000)
Continuing Operations
Income Tax Contingency [Line Items]
Movement of valuation allowance		$ (3,393,000)	307,000
Discontinued Operations
Income Tax Contingency [Line Items]
Movement of valuation allowance			$ 3,858,000
Directors And Officers
Income Tax Contingency [Line Items]
Taxable years involved in controversy, number of years prior to notice	18 years
December 31, 2016
Income Tax Contingency [Line Items]
Net operating losses carryforward from continuing operations subjected to expiration		4,011,000
December 31, 2017
Income Tax Contingency [Line Items]
Net operating losses carryforward from continuing operations subjected to expiration		3,813,000
December 31, 2019
Income Tax Contingency [Line Items]
Net operating losses carryforward from continuing operations subjected to expiration		12,820,000
December 31, 2020
Income Tax Contingency [Line Items]
Net operating losses carryforward from continuing operations subjected to expiration		$ 694,000
Hong Kong
Income Tax Contingency [Line Items]
Enacted tax rate		16.50%	16.50%	16.50%
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Income tax expense		$ 0	$ 0	$ 0
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Income Tax Contingency [Line Items]
Enacted tax rate			25.00%	25.00%
Percentage of income tax exemption					100.00%				50.00%	50.00%			50.00%		100.00%
Tax exemption period			5 years
Taxable years from 1996/1997 to 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment														$ 120,000					$ 2,900,000
Taxable years from 1997/1998 to 2000/2001 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																		$ 3,000,000
Taxable years from 1996/1997 to 2003/2004 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment														900,000
Taxable years from 1996/1997, 1998/1999 and 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment														$ 1,100,000
Tax years of 2001 and 2002 | Nam Tai Group Management Limited
Income Tax Contingency [Line Items]
Income tax assessment																	$ 172,000
Taxable years 2001/2002 to 2003/2004 | Nam Tai Group Management Limited
Income Tax Contingency [Line Items]
Income tax assessment						$ 1,098,000						$ 855,000
Total certified taxed costs								$ 5,000
Taxable year 2002/2003 | Nam Tai Telecom (Hong Kong) Company Limited
Income Tax Contingency [Line Items]
Income tax assessment							$ 392,000				$ 34,000					$ 337,000
Total certified taxed costs											$ 5,000
Taxable years 1996/1997 and 1999/2000 | Directors And Officers
Income Tax Contingency [Line Items]
Income tax assessment	$ 1,540,000
Taxable year 1997/1998
Income Tax Contingency [Line Items]
Additional tax by way of penalty		697,000
Taxable year 1997/1998 | Directors And Officers
Income Tax Contingency [Line Items]
Income tax assessment	$ 667,000
Taxable year 1996/1997
Income Tax Contingency [Line Items]
Additional tax by way of penalty		826,000
Taxable years 1999/2000
Income Tax Contingency [Line Items]
Additional tax by way of penalty		$ 800,000